Business Combinations, Divestiture and Private Placement - Summary of Weighted Average Assumptions of Options (Details) - Edgewater	12 Months Ended
Mar. 31, 2019 Year $ / shares
Disclosure of detailed information about business combination [line items]
Share price	$ 4.94
Expected volatility	3000.00%
Dividend yield	0.00%
Bottom of range
Disclosure of detailed information about business combination [line items]
Exercise price	$ 3.52
Risk-free interest rate	1.72%
Expected option life (years) | Year	0.04
Top of range
Disclosure of detailed information about business combination [line items]
Exercise price	$ 7.61
Risk-free interest rate	2.37%
Expected option life (years) | Year	3.19